Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 16,886	$ 14,994
Work in process	9,231	7,214
Finished goods	12,197	11,364
Total inventories	$ 38,314	$ 33,572